Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense or benefit		$ 0
Federal net operating loss carry forwards			$ 23,900,000	$ 13,300,000
State net operating loss carry forwards			$ 9,100,000	2,200,000
Tax benefit percentage			50.00%
Unrecognized tax benefits